Offerings	Jul. 16, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Fee Rate	0.01531%
Offering Note	(1) An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities. In reliance on and in accordance with Rules 456(b) and 457(r), SYNCHRONY FINANCIAL (the "Registrant'') is deferring payment of all of the registration fee. (2) The securities registered under this registration statement may be sold separately, together or as units with other securities registered under this registration statement and may include hybrid securities consisting of a combination of features of any of the securities listed in the table. (3) Senior debt securities, subordinated debt securities, common stock, preferred stock and depositary shares, as may be issuable upon conversion or redemption of senior debt securities, subordinated debt securities, preferred stock or depositary shares, as the case may be, or upon the exercise of warrants, in each case registered under this registration statement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Fee Rate	0.01531%
Offering Note	(1) An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities. In reliance on and in accordance with Rules 456(b) and 457(r), SYNCHRONY FINANCIAL (the ''Registrant'') is deferring payment of all of the registration fee. (2) The securities registered under this registration statement may be sold separately, together or as units with other securities registered under this registration statement and may include hybrid securities consisting of a combination of features of any of the securities listed in the table. (3) Senior debt securities, subordinated debt securities, common stock, preferred stock and depositary shares, as may be issuable upon conversion or redemption of senior debt securities, subordinated debt securities, preferred stock or depositary shares, as the case may be, or upon the exercise of warrants, in each case registered under this registration statement.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock
Fee Rate	0.01531%
Offering Note	(1) An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities. In reliance on and in accordance with Rules 456(b) and 457(r), SYNCHRONY FINANCIAL (the ''Registrant'') is deferring payment of all of the registration fee. (2) The securities registered under this registration statement may be sold separately, together or as units with other securities registered under this registration statement and may include hybrid securities consisting of a combination of features of any of the securities listed in the table. (3) Senior debt securities, subordinated debt securities, common stock, preferred stock and depositary shares, as may be issuable upon conversion or redemption of senior debt securities, subordinated debt securities, preferred stock or depositary shares, as the case may be, or upon the exercise of warrants, in each case registered under this registration statement. (4) Common stock and preferred stock may be issued by the Registrant upon settlement of the stock purchase contracts or stock purchase units of the Registrant, in each case registered under this registration statement.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred stock, par value
Fee Rate	0.01531%
Offering Note	(1) An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities. In reliance on and in accordance with Rules 456(b) and 457(r), SYNCHRONY FINANCIAL (the ''Registrant'') is deferring payment of all of the registration fee. (2) The securities registered under this registration statement may be sold separately, together or as units with other securities registered under this registration statement and may include hybrid securities consisting of a combination of features of any of the securities listed in the table. (3) Senior debt securities, subordinated debt securities, common stock, preferred stock and depositary shares, as may be issuable upon conversion or redemption of senior debt securities, subordinated debt securities, preferred stock or depositary shares, as the case may be, or upon the exercise of warrants, in each case registered under this registration statement. (4) Common stock and preferred stock may be issued by the Registrant upon settlement of the stock purchase contracts or stock purchase units of the Registrant, in each case registered under this registration statement.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares
Fee Rate	0.01531%
Offering Note	(1) An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities. In reliance on and in accordance with Rules 456(b) and 457(r), SYNCHRONY FINANCIAL (the ''Registrant'') is deferring payment of all of the registration fee. (2) The securities registered under this registration statement may be sold separately, together or as units with other securities registered under this registration statement and may include hybrid securities consisting of a combination of features of any of the securities listed in the table. (3) Senior debt securities, subordinated debt securities, common stock, preferred stock and depositary shares, as may be issuable upon conversion or redemption of senior debt securities, subordinated debt securities, preferred stock or depositary shares, as the case may be, or upon the exercise of warrants, in each case registered under this registration statement. (5) Depositary shares will be evidenced by depositary receipts issued pursuant to a deposit agreement. In the event the Registrant elects to offer to the public fractional interests in shares of preferred stock registered under this registration statement, depositary receipts will be distributed to those persons purchasing such fractional interests and the shares of preferred stock will be issued to the depositary under the applicable deposit agreement.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering Note	(1) An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities. In reliance on and in accordance with Rules 456(b) and 457(r), SYNCHRONY FINANCIAL (the ''Registrant'') is deferring payment of all of the registration fee. (2) The securities registered under this registration statement may be sold separately, together or as units with other securities registered under this registration statement and may include hybrid securities consisting of a combination of features of any of the securities listed in the table. (6) Warrants may represent rights to purchase senior debt securities, subordinated debt securities, common stock or preferred stock, in each case registered under this registration statement.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Fee Rate	0.01531%
Offering Note	(1) An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities. In reliance on and in accordance with Rules 456(b) and 457(r), SYNCHRONY FINANCIAL (the ''Registrant'') is deferring payment of all of the registration fee. (2) The securities registered under this registration statement may be sold separately, together or as units with other securities registered under this registration statement and may include hybrid securities consisting of a combination of features of any of the securities listed in the table. (7) Stock purchase contracts may be issued separately or as stock purchase units.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Units
Fee Rate	0.01531%
Offering Note	(1) An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities. In reliance on and in accordance with Rules 456(b) and 457(r), SYNCHRONY FINANCIAL (the ''Registrant'') is deferring payment of all of the registration fee. (2) The securities registered under this registration statement may be sold separately, together or as units with other securities registered under this registration statement and may include hybrid securities consisting of a combination of features of any of the securities listed in the table. (8) Stock purchase units may consist of a stock purchase contract and senior debt securities, subordinated debt securities or preferred stock, in each case registered under this registration statement or debt obligations of third parties, including U.S. treasury securities, securing the holders' obligations to purchase common stock or preferred stock under the stock purchase contracts.